Supplementary Financial Information	12 Months Ended
Dec. 31, 2015
Supplementary Financial Information [Abstract]
Supplementary Financial Information
SUPPLEMENTARY FINANCIAL INFORMATION

Restricted Cash

	December 31, 2015		December 31, 2014
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets
Amounts related to TCEH's DIP Facility (Note 12)	$519	$—	$—	$350
Amounts related to TCEH's pre-petition Letter of Credit Facility (Note 13) (a)	—	507	—	551
Other	5	—	6	—
Total restricted cash	$524	$507	$6	$901

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(a)	See Note 13 for discussion of letter of credit draws in 2014 and 2015.

Trade Accounts Receivable

	December 31,
	2015	2014
Wholesale and retail trade accounts receivable	$542	$604
Allowance for uncollectible accounts	(9)	(15)
Trade accounts receivable — net	$533	$589

Gross trade accounts receivable at December 31, 2015 and 2014 included unbilled revenues of $231 million and $239 million, respectively.

Allowance for Uncollectible Accounts Receivable

	Year Ended December 31,
	2015	2014	2013
Allowance for uncollectible accounts receivable at beginning of period	$15	$14	$9
Increase for bad debt expense	34	38	33
Decrease for account write-offs	(40)	(37)	(28)
Allowance for uncollectible accounts receivable at end of period	$9	$15	$14

Inventories by Major Category

	December 31,
	2015	2014
Materials and supplies	$226	$214
Fuel stock	170	215
Natural gas in storage	32	39
Total inventories	$428	$468

Other Investments

	December 31,
	2015	2014
Nuclear plant decommissioning trust	$918	$893
Assets related to employee benefit plans, including employee savings programs, net of distributions	26	61
Land	36	37
Miscellaneous other	4	4
Total other investments	$984	$995

Nuclear Decommissioning Trust — Investments in a trust that will be used to fund the costs to decommission the Comanche Peak nuclear generation plant are carried at fair value. Decommissioning costs are being recovered from Oncor's customers as a delivery fee surcharge over the life of the plant and deposited by TCEH in the trust fund. Income and expense associated with the trust fund and the decommissioning liability are offset by a corresponding change in a receivable/payable (currently a payable reported in noncurrent liabilities) that will ultimately be settled through changes in Oncor's delivery fees rates (see Note 19). The nuclear decommissioning trust fund is not a debtor under the Chapter 11 Cases. A summary of investments in the fund follows:

	December 31, 2015
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$310	$11	$(2)	$319
Equity securities (c)	291	315	(7)	599
Total	$601	$326	$(9)	$918

	December 31, 2014
	Cost (a)	Unrealized gain	Unrealized loss	Fair market value
Debt securities (b)	$288	$13	$—	$301
Equity securities (c)	276	320	(4)	592
Total	$564	$333	$(4)	$893
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(a)	Includes realized gains and losses on securities sold.

(b)
The investment objective for debt securities is to invest in a diversified tax efficient portfolio with an overall portfolio rating of AA or above as graded by S&P or Aa2 by Moody's. The debt securities are heavily weighted with municipal bonds. The debt securities had an average coupon rate of 3.68% and 4.35% at December 31, 2015 and 2014, respectively, and an average maturity of 8 years and 6 years at December 31, 2015 and 2014, respectively.

(c)	The investment objective for equity securities is to invest tax efficiently and to match the performance of the S&P 500 Index.

Debt securities held at December 31, 2015 mature as follows: $102 million in one to five years, $75 million in five to ten years and $142 million after ten years.

The following table summarizes proceeds from sales of available-for-sale securities and the related realized gains and losses from such sales.

	Year Ended December 31,
	2015	2014	2013
Realized gains	$1	$11	$2
Realized losses	$(1)	$(2)	$(4)
Proceeds from sales of securities	$401	$314	$175
Investments in securities	$(418)	$(331)	$(191)

Property, Plant and Equipment

	December 31,
	2015	2014
Competitive Electric:
Generation and mining (Note 9)	$11,380	$15,468
Nuclear fuel (net of accumulated amortization of $1.383 billion and $1.237 billion)	248	265
Other assets	54	45
Corporate and Other	193	220
Total	11,875	15,998
Less accumulated depreciation	2,768	4,065
Net of accumulated depreciation	9,107	11,933
Construction work in progress:
Competitive Electric	323	459
Corporate and Other	—	5
Total construction work in progress	323	464
Property, plant and equipment — net	$9,430	$12,397

Depreciation expense totaled $790 million, $1.181 billion and $1.258 billion for the years ended December 31, 2015, 2014 and 2013, respectively.

Assets related to capital leases included above totaled $1 million and $51 million at December 31, 2015 and 2014, respectively, net of accumulated depreciation.

In conjunction with the impairment charges taken in 2014 and 2015 (see Note 9), we reviewed the estimated useful life of the impaired generation facilities. The estimated remaining useful lives range from 17 to 54 years for the lignite/coal and nuclear fueled generation units. Those estimated lives are subject to change as market factors evolve, including changes in environmental regulation and wholesale electricity price forecasts.

Asset Retirement and Mining Reclamation Obligations

These liabilities primarily relate to nuclear generation plant decommissioning, land reclamation related to lignite mining, removal of lignite/coal fueled plant ash treatment facilities and generation plant asbestos removal and disposal costs. There is no earnings impact with respect to changes in the nuclear plant decommissioning liability, as all costs are recoverable through the regulatory process as part of Oncor's delivery fees.

We have established an estimated $69 million asset retirement obligation related to the Disposal of Coal Combustion Residuals from Electric Utilities rule for our existing facilities.

The following table summarizes the changes to these obligations, reported in other current liabilities and other noncurrent liabilities and deferred credits in the consolidated balance sheets, for the years ended December 31, 2015 and 2014:

	Nuclear Plant Decommissioning	Mining Land Reclamation	Other	Total
Liability at January 1, 2014	$390	$98	$36	$524
Additions:
Accretion	23	22	3	48
Incremental reclamation costs (a)	—	127	—	127
Reductions:
Payments	—	(82)	(3)	(85)
Liability at December 31, 2014	$413	$165	$36	$614
Additions:
Accretion	25	20	6	51
Adjustment for new cost estimate (b)	70	—	—	70
Incremental reclamation costs (c)	—	84	69	153
Reductions:
Payments	—	(54)	(4)	(58)
Liability at December 31, 2015	508	215	107	830
Less amounts due currently	—	(66)	—	(66)
Noncurrent liability at December 31, 2015	$508	$149	$107	$764

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(a)
The increase in the mining reclamation liability of $127 million during 2014 was primarily due to final remediation for certain mines occurring sooner than previously estimated and increases in remediation cost estimates at other mining locations.

(b)
The adjustment for nuclear plant decommissioning resulted from a new cost estimate completed in the second quarter of 2015. Under applicable accounting standards, the liability is remeasured when significant changes in the amount or timing of cash flows occurs, and PUCT rules require a new cost estimate at least every five years. The increase in the liability was driven by increased security and fuel-handling costs.

(c)
The adjustment for other asset retirement obligations resulted from the effect on our estimated retirement obligation related to coal combustion residual facilities at our lignite/coal fueled generation facilities that arose from the CCR rule discussed above.

Other Noncurrent Liabilities and Deferred Credits

The balance of other noncurrent liabilities and deferred credits consists of the following:

	December 31,
	2015	2014
Uncertain tax positions, including accrued interest (Note 6)	$40	$74
Retirement plan and other employee benefits (a)	169	243
Asset retirement and mining reclamation obligations	764	560
Unfavorable purchase and sales contracts	543	566
Nuclear decommissioning fund excess over asset retirement obligation (Note 19)	409	479
Other	108	156
Total other noncurrent liabilities and deferred credits	$2,033	$2,078
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(a)	Includes zero and $47 million at December 31, 2015 and 2014, respectively, representing pension liabilities related to Oncor (see Note 19).

Unfavorable Purchase and Sales Contracts — The amortization of unfavorable purchase and sales contracts totaled $23 million, $23 million and $25 million for the years ended December 31, 2015, 2014 and 2013, respectively. See Note 5 for intangible assets related to favorable purchase and sales contracts.

The estimated amortization of unfavorable purchase and sales contracts for each of the next five fiscal years is as follows:

Year	Amount
2016	$24
2017	$24
2018	$24
2019	$24
2020	$24

Fair Value of Debt

	December 31, 2015		December 31, 2014
Debt:	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Borrowings under debtor-in-possession credit facilities (Note 12)	$6,825	$6,804	$6,825	$6,830
Long-term debt not subject to compromise, excluding capital lease obligations (Note 12)	$90	$89	$123	$119

We determine fair value in accordance with accounting standards as discussed in Note 16, and at December 31, 2015, our debt fair value represents Level 2 valuations. We obtain security pricing from an independent party who uses broker quotes and third-party pricing services to determine fair values. Where relevant, these prices are validated through subscription services such as Bloomberg. The fair value estimates of our pre-petition notes, loans and other debt reported as liabilities subject to compromise have been excluded from the table above. As a result of our ongoing Chapter 11 Cases, obtaining the fair value estimates of our pre-petition debt subject to compromise as of December 31, 2015 is impractical, and the fair values will ultimately be decided through the Chapter 11 Cases.

Supplemental Cash Flow Information

	Year Ended December 31,
	2015	2014	2013
Cash payments related to:
Interest paid (a)	$1,826	$1,632	$3,388
Capitalized interest	(11)	(17)	(25)
Interest paid (net of capitalized interest) (a)	$1,815	$1,615	$3,363
Income taxes	$53	$55	$65
Reorganization items (b)	$419	$146	$—
Noncash investing and financing activities:
Construction expenditures (c)	$76	$113	$46
Income tax adjustment related to AMT utilization (d)	$3	$—	$—
Debt exchange and extension transactions (e)	$—	$(85)	$(326)
Principal amount of toggle notes issued in lieu of cash interest	$—	$—	$173
Debt assumed related to acquired combustion turbine trust interest	$—	$—	$(45)
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(a)	Net of amounts received under interest rate swap agreements. For the years ended December 31, 2015 and 2014, this amount also includes amounts paid for adequate protection.

(b)	Represents cash payments for legal and other consulting services.

(c)	Represents end-of-period accruals.

(d)	Represents a reduction to EFH Corp.'s investment in Oncor Holdings due to an income tax adjustment related to alternative minimum tax (AMT) utilization by Oncor.

(e)
For the year ended December 31, 2014, represents $1.836 billion principal amount of loans issued under the EFIH DIP Facility in excess of $1.673 billion principal amount of EFIH First Lien Notes exchanged and $78 million of related accrued interest (see Note 12). For the year ended December 31, 2013, represents $340 million principal amount of term loans issued under the TCEH Term Loan Facilities in consideration of extension of maturity of the facilities, $1.302 billion principal amount of EFIH debt issued in exchange for $1.310 billion principal amount of EFH Corp. and EFIH debt and $89 million principal amount of EFIH debt issued in exchange for $95 million principal amount of EFH Corp. debt.